Securitizations and Variable Interest Entities	12 Months Ended
Mar. 31, 2014
Securitizations and Variable Interest Entities
Securitizations and Variable Interest Entities

8. Securitizations and Variable Interest Entities:

Securitizations

Nomura utilizes special purpose entities (“SPEs”) to securitize commercial and residential mortgage loans, government agency and corporate securities and other types of financial assets. Those SPEs are incorporated as stock companies, Tokumei kumiai (silent partnerships), Cayman special purpose companies (“SPCs”) or trust accounts. Nomura’s involvement with SPEs includes structuring SPEs, underwriting, distributing and selling debt instruments and beneficial interests issued by SPEs to investors. Nomura accounts for the transfer of financial assets in accordance with ASC 860. This statement requires that Nomura accounts for the transfer of financial assets as a sale when Nomura relinquishes control over the assets. ASC 860 deems control to be relinquished when the following conditions are met: (a) the assets have been isolated from the transferor (even in bankruptcy or other receivership), (b) the transferee has the right to pledge or exchange the assets received, or if the transferee is an entity whose sole purpose is to engage in securitization or asset-backed financing activities, the holders of its beneficial interests have the right to pledge or exchange the beneficial interests, and (c) the transferor has not maintained effective control over the transferred assets. Nomura may retain an interest in the financial assets, including residual interests in the SPEs. Any such interests are accounted for at fair value and reported within Trading assets in Nomura’s consolidated balance sheets, with the change in fair value reported within Revenue-Net gain on trading. Fair value for retained interests in securitized financial assets is determined by using observable prices; or in cases where observable prices are not available for certain retained interests, Nomura estimates fair value based on the present value of expected future cash flows using its best estimates of the key assumptions, including forecasted credit losses, prepayment rates, forward yield curves and discount rates commensurate with the risks involved. Nomura may also enter into derivative transactions in relation to the assets transferred to an SPE.

As noted above, Nomura may have continuing involvement with SPEs to which Nomura transferred assets. For the years ended March 31, 2013 and 2014, Nomura received cash proceeds from SPEs in new securitizations of ¥407 billion and ¥365 billion, respectively, and there was no associated profit on sale . For the years ended March 31, 2013 and 2014, Nomura received debt securities issued by these SPEs with an initial fair value of ¥1,783 billion and ¥1,423 billion, respectively, and cash inflows from third parties on the sale of those debt securities of ¥951 billion and ¥830 billion, respectively. The cumulative balance of financial assets transferred to SPEs with which Nomura has continuing involvement was ¥4,109 billion and ¥5,035 billion as of March 31, 2013 and 2014, respectively. Nomura’s retained interests were ¥300 billion and ¥215 billion as of March 31, 2013 and 2014, respectively. For the years ended March 31, 2013 and 2014, Nomura received cash flows of ¥26 billion and ¥40 billion, respectively, from the SPEs on the retained interests held in the SPEs. Nomura had outstanding collateral service agreements and written credit default swap agreements in the amount of ¥18 billion and ¥4 billion as of March 31, 2013 and 2014, respectively. Nomura does not provide financial support to SPEs beyond its contractual obligations.

The following tables present the fair value of retained interests which Nomura has continuing involvement in SPEs and their classification in the fair value hierarchy, categorized by the type of transferred assets.

	Billions of yen
	March 31, 2013
	Level 1	Level 2	Level 3	Total	Investment grade	Other
Government, agency and municipal securities	¥—	¥296	¥—	¥296	¥296	¥—
Bank and corporate debt securities	—	—	0	0	—	0
Mortgage and mortgage-backed securities	—	2	2	4	2	2

Total	¥—	¥298	¥2	¥300	¥298	¥2

	Billions of yen
	March 31, 2014
	Level 1	Level 2	Level 3	Total	Investment grade	Other
Government, agency and municipal securities	¥—	¥195	¥—	¥195	¥195	¥—
Bank and corporate debt securities	—	—	0	0	—	0
Mortgage and mortgage-backed securities	—	19	1	20	1	19

Total	¥—	¥214	¥1	¥215	¥196	¥19

The following table presents the key economic assumptions used to determine the fair value of the retained interests and the sensitivity of this fair value to immediate adverse changes of 10% and 20% in those assumptions.

	Billions of yen, except percentages
	Material retained interests held(1) as of March 31
	2013	2014
Fair value of retained interests(1)	¥288	¥201
Weighted-average life (Years)	6.0	7.5
Constant prepayment rate	10.1%	6.2%
Impact of 10% adverse change	(2.6)	(2.3)
Impact of 20% adverse change	(5.0)	(4.0)
Discount rate	3.6%	5.3%
Impact of 10% adverse change	(4.2)	(1.5)
Impact of 20% adverse change	(8.2)	(2.6)

(1)	The sensitivity analysis covers the material retained interests held of ¥288 billion out of ¥300 billion as of March 31, 2013 and ¥201 billion out of ¥215 billion as of March 31, 2014. Nomura considers the amount or the probability of anticipated credit loss from the retained interests which Nomura continuously holds would be minimal.

Changes in fair value based on 10% or 20% adverse changes generally cannot be extrapolated since the relationship of the change in assumption to the change in fair value may not be linear. The impact of a change in a particular assumption is calculated holding all other assumptions constant. For this reason, concurrent changes in assumptions may magnify or counteract the sensitivities disclosed above. The sensitivity analyses are hypothetical and do not reflect Nomura’s risk management practices that may be undertaken under those stress scenarios.

The following table presents the type and carrying value of financial assets included within Trading assets which have been transferred to SPEs but which do not meet the criteria for derecognition under ASC 860. These transfers are accounted for as secured financing transactions and generally reported within Long-term borrowings. The assets are pledged as collateral of the associated liabilities and cannot be removed unilaterally by Nomura and the liabilities are non-recourse to Nomura.

	Billions of yen
	March 31
	2013	2014
Assets
Trading assets
Equities	¥72	¥99
Debt securities	86	64
Mortgage and mortgage-backed securities	24	23
Long-term loans receivable	8	7

Total	¥190	¥193

Liabilities
Long-term borrowings	¥177	¥182

Variable Interest Entities (“VIEs”)

In the normal course of business, Nomura acts as a transferor of financial assets to VIEs, and underwriter, distributor, and seller of repackaged financial instruments issued by VIEs in connection with its securitization and equity derivative activities. Nomura retains, purchases and sells variable interests in VIEs in connection with its market-making, investing and structuring activities.

If Nomura has an interest in a VIE that provides Nomura with control over the most significant activities of the VIE and the right to receive benefits or the obligation to absorb losses that could be significant to the VIE, Nomura is the primary beneficiary of the VIE and must consolidate the entity, provided that Nomura does not meet separate tests confirming that it is acting as a fiduciary for other interest holders. Nomura’s consolidated VIEs include those that were created to market structured securities to investors by repackaging corporate convertible securities, mortgages and mortgage-backed securities. Certain VIEs used in connection with Nomura’s aircraft leasing business as well as other purposes are consolidated. Nomura also consolidates certain investment funds, which are VIEs, and for which Nomura is the primary beneficiary.

The power to make the most significant decisions may take a number of different forms in different types of VIEs. For transactions such as securitizations, investment funds, and CDOs, Nomura considers collateral management and servicing to represent the power to make the most significant decisions. Accordingly, Nomura does not consolidate such types of VIEs for which it does not act as collateral manager or servicer unless Nomura has the right to replace the collateral manager or servicer or to require liquidation of the entity.

For many transactions, such as re-securitizations of mortgage backed securities and other asset repackaged notes, there are no significant economic decisions made on an ongoing basis and no single investor has the unilateral ability to liquidate the trust. In these cases, Nomura focuses its analysis on decisions made prior to the closing of the initial transaction. If one or a number of investors share responsibility for the design of the transaction, Nomura does not consolidate the VIE. Nomura has sponsored numerous re-securitization and asset repackaged notes transactions and in many cases has determined that it is not the primary beneficiary on the basis that control over the most significant activities of these entities are shared with investors. In some cases, however, Nomura has consolidated such VIEs, in each case where it was determined that investors did not share in the responsibility for the design of the transactions, as evidenced by less than significant purchases of the resulting securities by investors upon initiation.

The following table presents the classification of consolidated VIEs’ assets and liabilities in these consolidated financial statements. The assets of a consolidated VIE may only be used to settle obligations of that VIE. Creditors do not have any recourse to Nomura beyond the assets held in the VIEs.

	Billions of yen
	March 31
	2013	2014
Consolidated VIE assets
Cash and cash equivalents	¥13	¥18
Trading assets
Equities	353	289
Debt securities	200	393
Mortgage and mortgage-backed securities	138	66
Derivatives	3	2
Private equity investments	1	1
Securities purchased under agreements to resell	12	32
Office buildings, land, equipment and facilities	17	12
Other(1)	64	70

Total	¥801	¥883

Consolidated VIE liabilities
Trading liabilities
Debt securities	¥6	¥33
Derivatives	15	9
Securities sold under agreements to repurchase	4	23
Borrowings
Long-term borrowings	458	424
Other	7	4

Total	¥490	¥493

(1)	Includes aircraft purchase deposits of ¥16 billion and ¥5 billion as of March 31, 2013 and 2014, respectively. In relation to these aircraft purchase deposits, certain of these SPEs have commitments to purchase aircraft. See Note 23 “Commitments, contingencies and guarantees” for further information.

Nomura continuously reassesses its initial evaluation of whether it is the primary beneficiary of a VIE based on current facts and circumstances as long as it has any continuing involvement with the VIE. This determination is based upon an analysis of the design of the VIE, including the VIE’s structure and activities, the power to make significant economic decisions held by Nomura and by other parties, and the variable interests owned by Nomura and other parties.

Nomura also holds variable interests in VIEs where Nomura is not the primary beneficiary. Nomura’s variable interests in such VIEs include senior and subordinated debt, residual interests, and equity interests associated with commercial and residential mortgage-backed and other asset-backed securitizations and structured financings, equity interests in VIEs which were formed primarily to acquire high yield leveraged loans and other lower investment grade debt obligations, residual interests in operating leases for aircraft held by VIEs, and loans and investments in VIEs that acquire operating businesses.

The following tables present the carrying amount of variable interests of unconsolidated VIEs and maximum exposure to loss associated with these variable interests. Maximum exposure to loss does not reflect Nomura’s estimate of the actual losses that could result from adverse changes, nor does it reflect the economic hedges Nomura enters into to reduce its exposure. The risks associated with VIEs in which Nomura is involved are limited to the amount recorded in the consolidated balance sheets, the amount of commitments and financial guarantees and the notional amount of the derivative instruments. Nomura believes the notional amount of derivative instruments generally exceeds the amount of actual risk.

	Billions of yen
	March 31, 2013
	Carrying amount of variable interests		Maximum exposure to loss to unconsolidated VIEs
	Assets	Liabilities
Trading assets and liabilities
Equities	¥65	¥—	¥65
Debt securities	173	—	173
Mortgage and mortgage-backed securities	2,843	—	2,843
Investment trust funds and other	161	—	161
Derivatives	0	—	18
Private equity investments	28	—	28
Loans
Short-term loans	7	—	7
Long-term loans	82	—	82
Other	4	—	4
Commitments to extend credit and other guarantees	—	—	33

Total	¥3,363	¥—	¥3,414

	Billions of yen
	March 31, 2014
	Carrying amount of variable interests		Maximum exposure to loss to unconsolidated VIEs
	Assets	Liabilities
Trading assets and liabilities
Equities	¥67	¥—	¥67
Debt securities	211	—	211
Mortgage and mortgage-backed securities	2,308	—	2,308
Investment trust funds and other	185	—	185
Derivatives	0	—	4
Private equity investments	25	—	25
Loans
Short-term loans	11	—	11
Long-term loans	164	—	164
Other	4	—	4
Commitments to extend credit and other guarantees	—	—	49

Total	¥2,975	¥—	¥3,028